Significant Accounting Policies	12 Months Ended
Dec. 31, 2024
VEON Holdings B.V. [Member]
Significant Accounting Policies [Line Items]
SIGNIFICANT ACCOUNTING POLICIES

19     SIGNIFICANT ACCOUNTING POLICIES

SIGNIFICANT ACCOUNTING JUDGEMENTS, ESTIMATES AND ASSUMPTIONS

The preparation of these combined financial statements has required management to apply accounting policies and methodologies based on complex and subjective judgements, as well as estimates based on past experience and assumptions determined to be reasonable and realistic based on the related circumstances. The use of these judgments, estimates and assumptions affects the amounts reported in these combined financial statements. The final amounts for items for which estimates and assumptions were made in the combined financial statements may differ from those reported in these statements due to the uncertainties that characterize the assumptions and conditions on which the estimates are based.

The sources of uncertainty identified by the Group are described together with the applicable Note, as follows:

Significant accounting judgment/source of estimation uncertainty	Described in
Revenue recognition	Note 3
Deferred tax assets and uncertain tax positions	Note 8
Provisions and contingent liabilities	Note 7
Impairment of non-current assets	Note 9
Control over subsidiaries	Note 12
Depreciation and amortization of non-current assets	Note 10 and Note 11
Fair value of financial instruments	Note 14
Sale and lease back transactions	Note 10
Measurement of lease liabilities	Note 14

NEW STANDARDS AND INTERPRETATIONS

Adopted in 2024

No new or amended standards or interpretations have been adopted in 2024. The Group has not early adopted any standards, interpretations or amendments that have been issued but have not yet become effective.

Adopted in 2023

A number of amended standards became effective as of January 1, 2023, which did not have a material impact on these combined financial statements. The Group has not early adopted any other standards, interpretations or amendments that have been issued but have not yet become effective.

Not yet adopted by the Group

Certain new accounting standards and interpretations have been published that are not mandatory for December 31, 2024 reporting periods and have not been early adopted by the Group. These standards are not expected to have a material impact on these combined financial statements in current or future reporting periods or on foreseeable future transactions.

Amsterdam,
April 2, 2025

VEON Holdings B.V.